RESTRICTED CASH AND SHORT-TERM DEPOSITS - Schedule of Restricted Cash and Short-Term Investments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2016	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items
Total restricted cash	$ 185,385,000	$ 182,261,000
Less: current portion of restricted cash	(55,547,000)	(46,333,000)	$ (31,330,000)	$ (27,306,000)
Non-current restricted cash	129,838,000	135,928,000
Minimum amount of cash and cash equivalents	30,000,000.0
NR Satu Facility
Restricted Cash and Cash Equivalents Items
Face amount of debt instrument						$ 175,000,000.0
Interest Rate Swap
Restricted Cash and Cash Equivalents Items
Total restricted cash	29,440,000	14,810,000
Secured Debt | NR Satu Facility
Restricted Cash and Cash Equivalents Items
Total restricted cash	8,723,000	9,543,000
Performance Guarantee
Restricted Cash and Cash Equivalents Items
Total restricted cash	12,317,000	19,680,000
Collateral Deposits
Restricted Cash and Cash Equivalents Items
Total restricted cash	12,300,000	18,100,000
Methane Princess Lease
Restricted Cash and Cash Equivalents Items
Total restricted cash	118,455,000	114,676,000
$800 million facility | $800 million credit facility
Restricted Cash and Cash Equivalents Items
Total restricted cash	16,450,000	$ 23,552,000
Face amount of debt instrument	$ 800,000,000				$ 800,000,000